SCHEDULE OF PROPERTY AND EQUIPMENT (Details) - USD ($)		Jun. 30, 2026	Dec. 31, 2025
Property, Plant, and Equipment [Line Items]
Cost		$ 2,150,187	$ 1,959,345
Accumulated Depreciation		30,199	18,732
Net Book Value		2,119,988	1,940,613
Computers and Office Equipment [Member]
Property, Plant, and Equipment [Line Items]
Cost		11,410	6,453
Accumulated Depreciation		2,279	1,290
Net Book Value		9,131	5,163
Machinery and Equipment [Member]
Property, Plant, and Equipment [Line Items]
Cost		469,472	469,472
Accumulated Depreciation		22,313	14,845
Net Book Value		447,159	454,627
Mining Properties and Mineral Rights [Member]
Property, Plant, and Equipment [Line Items]
Cost	[1],[2]	1,632,728	1,446,843
Accumulated Depreciation	[1],[2]	2,942	749
Net Book Value	[1],[2]	1,629,786	1,446,094
Land [Member]
Property, Plant, and Equipment [Line Items]
Cost		20,250	20,250
Accumulated Depreciation
Net Book Value		20,250	20,250
Facilities [Member]
Property, Plant, and Equipment [Line Items]
Cost		16,327	16,327
Accumulated Depreciation		2,665	1,848
Net Book Value		$ 13,662	$ 14,479

[1]	During the first half of 2026, we acquired mineral rights for graphite totaling 1,563 hectares in Malacacheta, Minas Gerais, for a purchase price of $185,884.
[2]	The amortization of mineral rights was triggered by the extraction of iron ore in the Rio Piracicaba Project, following the lease agreement entered into by us and a third party in 2025.